Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Securities	Dec. 31, 2012 Securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	233	33
Fair value, continuous unrealized loss position for less than 12 months	$ 891,195	$ 153,348
Unrealized losses, continuous unrealized loss position for less than 12 months	(40,485)	(2,485)
Number of issues, continuous unrealized loss position for 12 months or more	24	30
Fair value, continuous unrealized loss position for 12 months or more	121,360	153,266
Unrealized losses, continuous unrealized loss position for 12 months or more	(15,219)	(22,806)
Total unrealized losses	(55,704)	(25,291)
Municipal
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	15
Fair value, continuous unrealized loss position for less than 12 months	74,713
Unrealized losses, continuous unrealized loss position for less than 12 months	(5,180)
Number of issues, continuous unrealized loss position for 12 months or more	1	6
Fair value, continuous unrealized loss position for 12 months or more	14,663	45,374
Unrealized losses, continuous unrealized loss position for 12 months or more	(4,684)	(9,040)
Total unrealized losses	(9,864)	(9,040)
Corporate
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	209	27
Fair value, continuous unrealized loss position for less than 12 months	805,236	116,512
Unrealized losses, continuous unrealized loss position for less than 12 months	(35,258)	(2,068)
Number of issues, continuous unrealized loss position for 12 months or more	16	13
Fair value, continuous unrealized loss position for 12 months or more	72,904	54,442
Unrealized losses, continuous unrealized loss position for 12 months or more	(8,493)	(5,156)
Total unrealized losses	(43,751)	(7,224)
Foreign government
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months		1
Fair value, continuous unrealized loss position for less than 12 months		9,854
Unrealized losses, continuous unrealized loss position for less than 12 months		(94)
Number of issues, continuous unrealized loss position for 12 months or more	1
Fair value, continuous unrealized loss position for 12 months or more	8,976
Unrealized losses, continuous unrealized loss position for 12 months or more	(977)
Total unrealized losses	(977)	(94)
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months		2
Fair value, continuous unrealized loss position for less than 12 months		33
Number of issues, continuous unrealized loss position for 12 months or more	5	4
Fair value, continuous unrealized loss position for 12 months or more	15,742	19,497
Unrealized losses, continuous unrealized loss position for 12 months or more	(140)	(915)
Total unrealized losses	(140)	(915)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	3	1
Fair value, continuous unrealized loss position for less than 12 months	5,533	1,995
Unrealized losses, continuous unrealized loss position for less than 12 months	(38)	(6)
Number of issues, continuous unrealized loss position for 12 months or more		5
Fair value, continuous unrealized loss position for 12 months or more		21,115
Unrealized losses, continuous unrealized loss position for 12 months or more		(6,754)
Total unrealized losses	(38)	(6,760)
Asset-backed securities ("ABS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	1
Fair value, continuous unrealized loss position for less than 12 months	5,076
Unrealized losses, continuous unrealized loss position for less than 12 months	(4)
Number of issues, continuous unrealized loss position for 12 months or more	1	2
Fair value, continuous unrealized loss position for 12 months or more	9,075	12,838
Unrealized losses, continuous unrealized loss position for 12 months or more	(925)	(941)
Total unrealized losses	(929)	(941)
Fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	228	31
Fair value, continuous unrealized loss position for less than 12 months	890,558	128,394
Unrealized losses, continuous unrealized loss position for less than 12 months	(40,480)	(2,168)
Number of issues, continuous unrealized loss position for 12 months or more	24	30
Fair value, continuous unrealized loss position for 12 months or more	121,360	153,266
Unrealized losses, continuous unrealized loss position for 12 months or more	(15,219)	(22,806)
Total unrealized losses	(55,699)	(24,974)
Equity securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	5	2
Fair value, continuous unrealized loss position for less than 12 months	637	24,954
Unrealized losses, continuous unrealized loss position for less than 12 months	(5)	(317)
Total unrealized losses	(5)	(317)
Investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	175	23
Fair value, continuous unrealized loss position for less than 12 months	851,728	107,042
Unrealized losses, continuous unrealized loss position for less than 12 months	(37,398)	(1,359)
Number of issues, continuous unrealized loss position for 12 months or more	10	17
Fair value, continuous unrealized loss position for 12 months or more	66,380	99,235
Unrealized losses, continuous unrealized loss position for 12 months or more	(9,785)	(11,525)
Total unrealized losses	(47,183)	(12,884)
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	53	8
Fair value, continuous unrealized loss position for less than 12 months	38,830	21,352
Unrealized losses, continuous unrealized loss position for less than 12 months	(3,082)	(809)
Number of issues, continuous unrealized loss position for 12 months or more	14	13
Fair value, continuous unrealized loss position for 12 months or more	54,980	54,031
Unrealized losses, continuous unrealized loss position for 12 months or more	(5,434)	(11,281)
Total unrealized losses	$ (8,516)	$ (12,090)